Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Income Tax [abstract]
Income before taxes
(USD millions)	2024	2023	2022

Switzerland	10 098	9 719	5 751

Foreign [1]	3 542	-596	1 426

Income before taxes from continuing operations	13 640	9 123	7 177

[1] The 2023 foreign income before taxes from continuing operations was impacted by impairment charges on intangible assets other than goodwill.

Current and deferred income tax expense
(USD millions)	2024	2023	2022

Switzerland	-897	-1 136	-598

Foreign	-1 486	-1 290	-1 155

Current income tax expense	-2 383	-2 426	-1 753

Switzerland	-245	355	-131

Foreign	927	1 520	756

Deferred tax income	682	1 875	625

Income tax expense from continuing operations	-1 701	-551	-1 128

Analysis of tax rate
(As a percentage)	2024	2023	2022

Applicable tax rate	12.3	15.0	15.3

Effect of disallowed expenditures	1.6	1.4	2.6

Effect of income taxed at reduced rates	-0.2	-0.6	-0.4

Effect of income not subject to tax	-0.1	-2.5	-0.1

Effect of tax credits and allowances	-3.2	-3.9	-4.1

Effect of release of contingent consideration liability	0.0	-0.3	-0.5

Effect of tax rate change on current and deferred tax assets and liabilities	0.3	-1.6	0.0

Effect of derecognition and reversals of derecognition of deferred tax assets	1.4	0.9	1.3

Effect of write-down of investments in subsidiaries	-1.2	-3.0	0.0

Effect of prior-year items	-0.6	0.0	-0.3

Effect of changes in uncertain tax positions	-1.8	0.1	1.7

Effect of other items [1]	4.0	0.5	0.2

Effective tax rate from continuing operations	12.5	6.0	15.7

[1] 2024 includes the effect of tax charges related to the expansion of products in the Swiss Patent Box regime (+1.0%) and the effect of a non-deductible impairment of goodwill (+1.7%)